Stock-based Compensation Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Feb. 28, 2010 Plan 2004	Oct. 31, 2012 Plan 2004	Feb. 29, 2004 Plan 2004	Aug. 26, 2012 Non-Qualified Options Executive Chairman and CEO	Oct. 31, 2012 Deferred Share Units	Oct. 31, 2012 Premium Share Units	Oct. 31, 2012 Stock Options	Oct. 31, 2011 Stock Options	Oct. 31, 2010 Stock Options	Oct. 31, 2012 Restricted Stock Units (RSUs) [Member]	Oct. 31, 2011 Restricted Stock Units (RSUs) [Member]	Oct. 31, 2010 Restricted Stock Units (RSUs) [Member]	Oct. 31, 2012 Cash Settled Performance Shares	Oct. 31, 2011 Cash Settled Performance Shares	Oct. 31, 2012 Cash-Settled Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				5,750,000		3,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Additional Number of Shares Authorized				2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					1,975,576
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,289,000	1,069,000	599,000				500,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding Number								30,478	104,493
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested, Number Of Common Stock Delivered								1
Own-share Lending Arrangement, Shares, Issued	35,303
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 14.73	$ 24.54	$ 17.16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 1	$ 38	$ 20
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value													10	20	9
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										55.60%	45.90%	53.20%				52.30%	47.30%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																153,420	149,620	285,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																$ 50.52	$ 84.75	$ 37.10
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										0.80%	2.00%	2.30%				0.80%	2.00%
Share-based Compensation	19	36	24
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	23
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 8 months 12 days
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	2	40	30
Employee Service Share-based Compensation, Cash Flow Effect, Cash Used to Settle Awards																		$ 6